Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Restatement on the Company's Previously Issued Financial Statements	In response to the errors, the Company redesigned its internal controls around the Member advances, net of allowances for unrecoverable advances to detect and prevent future errors.

	As of December 31,
	2020
Consolidated Balance Sheet:	As Reported	Adjustments	As Restated
Assets
Member advances, net of allowance for unrecoverable advances	$47,588	$(8,844)	$38,744
Prepaid income taxes	$1,576	$2,432	$4,008
Total current assets	$75,764	$(6,412)	$69,352
Total assets	$82,817	$(6,412)	$76,405

Liabilities, convertible preferred stock, and stockholders’ deficit
Other non-current liabilities	$735	$(150)	$585
Total liabilities	$26,711	$(150)	$26,561
Accumulated deficit	$(6,642)	$(6,262)	$(12,904)
Total stockholders’ deficit	$(16,067)	$(6,262)	$(22,329)
Total liabilities, convertible preferred stock, and stockholders’ deficit	$82,817	$(6,412)	$76,405

	For the year ended December 31,
	2020
Consolidated Statement of Operations	As Reported	Adjustments	As Restated
Provision for unrecoverable advances	$19,441	$6,098	$25,539
Total operating expenses	$117,079	$6,098	$123,177
Net loss before provision for income taxes	$(714)	$(6,098)	$(6,812)
Provision for income taxes	$1,888	$(1,743)	$145
Net loss	$(2,602)	$(4,355)	$(6,957)
Net loss per share:
Basic	$(0.03)		$(0.08)
Diluted	$(0.03)		$(0.08)

	For the year ended December 31,
	2020
Consolidated Statements of Cash Flows:	As Reported	Adjustments	As Restated
Net loss	$(2,602)	$(4,355)	$(6,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for unrecoverable advances	$19,441	$6,098	$25,539
Changes in operating assets and liabilities:
Prepaid income taxes	$(1,576)	$(2,432)	$(4,008)
Income taxes payable	$(1,348)	$840	$(508)
Other non-current liabilities	$698	$(151)	$547

	For the year ended December 31,
	2020
Consolidated Statement of Convertible Preferred Stock and Stockholder’s Deficit:	As Reported	Adjustments	As Restated
Net loss	$(2,602)	$(4,355)	$(6,957)
Accumulated deficit	$(6,642)	$(6,262)	$(12,904)
Total stockholders’ deficit	$(16,067)	$(6,262)	$(22,329)

	For the year ended December 31,
	2019
Consolidated Statement of Operations	As Reported	Adjustments	As Restated
Provision for unrecoverable advances	$16,941	$2,747	$19,688
Total operating expenses	$71,703	$2,747	$74,450
Net income (loss) before provision for income taxes	$4,079	$(2,747)	$1,332
Provision for income taxes	$1,385	$(840)	$545
Net income (loss)	$2,694	$(1,907)	$787

	As of December 31,
	2019
Consolidated Balance Sheet:	As Reported	Adjustments	As Restated
Assets
Member advances, net of allowance for unrecoverable advances	$31,789	$(2,747)	$29,042
Total current assets	$64,962	$(2,747)	$62,215
Total assets	$69,835	$(2,747)	$67,088
Income taxes payable	$1,348	$(840)	$508
Total current liabilities	$10,415	$(840)	$9,575
Total liabilities	$12,636	$(840)	$11,796
Accumulated deficit	$(4,040)	$(1,907)	$(5,947)
Total stockholders’ deficit	$(14,974)	$(1,907)	$(16,881)
Total liabilities, convertible preferred stock, and stockholders’ deficit	$69,835	$(2,747)	$67,088

	For the year ended December 31,
	2019
Consolidated Statements of Cash Flows:	As Reported	Adjustments	As Restated
Net income	$2,694	$(1,907)	$787
Adjustments to reconcile net income to net cash used in operating activities:
Provision for unrecoverable advances	$16,941	$2,747	$19,688

	For the year ended December 31,
	2019
Consolidated Statement of Convertible Preferred Stock and Stockholder’s Deficit:	As Reported	Adjustments	As Restated
Net income	$2,694	$(1,907)	$787
Accumulated deficit	$(4,040)	$(1,907)	$(5,947)
Total stockholders’ deficit	$(14,974)	$(1,907)	$(16,881)

VPC Impact Acquisition Holdings III, Inc [Member]
Summary of Restatement on the Company's Previously Issued Financial Statements
The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables.

Balance Sheet as of March 9, 2021 (audited)	As Previously Reported	Adjustment	As Restated

Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$6,977,293	$(6,977,293)	$—
Accumulated deficit	$(1,978,231)	$(24,102,596)	$(26,080,827)
Total shareholders’ equity (deficit)	$5,000,007	$(31,080,200)	$(26,080,193)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$223,013,600	$30,752,380	$253,765,980
Class A common stock	$308	$(308)	$—
Additional paid-in capital	$6,649,473	$(6,649,473)	$—
Accumulated deficit	$(1,650,406)	$(24,102,599)	$(25,753,005)
Total shareholders’ equity (deficit)	$5,000,009	$(30,752,380)	$(25,752,371)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$219,534,940	$34,231,040	$253,765,980
Class A common stock	$343	$(343)	$—
Additional paid-in capital	$10,128,098	$(10,128,098)	$—
Accumulated deficit	$(5,129,070)	$(24,102,599)	$(29,231,669)
Total shareholders’ equity (deficit)	$5,000,005	$(34,231,040)	$(29,231,035)

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$327,820	$(327,820)	$—

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$(3,150,840)	$3,150,840	$—

Statement of Operations for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(17,513,427)	7,863,171
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding of Class B common stock non-redeemable shares	5,851,019	80,357	5,931,376
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.28)	$0.16	$(0.12)

Statement of Operations for the three months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	—	25,376,598
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,344,150	—	6,344,150
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.55)	$0.44	$(0.11)

Statement of Operations for The Period from January 14, 2021 (Inception) Through June 30, 2021
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(7,675,638)	17,700,960
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.22)	$(0.22)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,129,745	(3,116)	6,126,629
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.84)	$0.62	$(0.22)